Note 10 - Non-controlling Interest (Details Textual)	3 Months Ended
Jun. 30, 2018
SW Direkt [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	95.00%
Proportion of ownership interests held by non-controlling interests	5.00%
SW Pro [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	51.00%
Proportion of ownership interests held by non-controlling interests	49.00%